Changes in Accounting Policies - Additional information (Detail)	6 Months Ended
Jun. 30, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Term of payments due date upon revenue recognition	30 days
Description of payment terms	Cenovus’s revenue transactions do not contain significant financing components and payments are typically due within 30 days of revenue recognition. The Company does not adjust transaction prices for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer is less than one year. The Company does not disclose information about remaining performance obligations that have an original expected duration of one year or less and it does not have any long-term contracts with unfulfilled performance obligations
Trade receivables [Member] | Credit risk [Member] | Investment Grade Counterparties [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Percent of accounts receivable held with investment grade	90.00%
Percentage of outstanding trade accounts receivable for less than 60 days	99.00%
Average expected credit loss on trade accounts receivable	0.20%